Long Term Loans - Summary of Long-term Loans (Detail) $ in Millions, $ in Millions	Dec. 31, 2025 TWD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 TWD ($)
Disclosure of detailed information about borrowings [Line Items]
Less: Current portion	$ (1,900)	$ (61)	$ (8,803)
Non-current portion of non-current borrowings	1,600	$ 51	1,631
Long-term loans [Member]
Disclosure of detailed information about borrowings [Line Items]
Secured loans	1,600		1,600
Unsecured bank loans	0		35
Less: Current portion	0		(4)
Non-current portion of non-current borrowings	$ 1,600		$ 1,631
Long-term loans [Member] | Secured loans [Member]
Disclosure of detailed information about borrowings [Line Items]
Interest rates of loans	2.10%	2.10%	2.09%
Long-term loans [Member] | Unsecured loans [Member]
Disclosure of detailed information about borrowings [Line Items]
Interest rates of loans	0.00%	0.00%	2.22%